Shareholders' Equity	3 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders' Equity
8 - Shareholders’ Equity
Employee Benefit Trust
In September 2023, the Company established the EBT, constituted by a trust deed entered into by the Company and a professional trustee, with the principal purpose to facilitate the efficient and flexible settlement of share-based compensation arrangements with employees. The Company has the power to appoint and remove the trustee and therefore, consolidates the trust. The EBT may acquire newly issued ordinary shares or American Depositary Shares (“ADSs”), each representing one ordinary share of the Company, at a nominal value or the trustee of the EBT has the power to acquire ordinary shares or ADSs of the Company in the open market, which purchases may be funded by one or more loans from the Company to the EBT or non-repayable gifts made by the Company to the EBT. As of June 30, 2024 and March 31, 2024, the EBT held a nominal number and 1 million, respectively, of ADSs purchased from the Company at par value. The market value of ADSs held by the EBT on June 30, 2024 and March 31, 2024 was $5.5 million and $75.4 million, respectively. These ADSs were expected to be transferred out of the EBT, in order to settle future vesting of share-based compensation for employees. As the EBT is consolidated by the Company, ordinary shares or ADSs held by the EBT are considered authorized and issued but not outstanding for the computation of earnings per share.